Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Current raw materials and current production supplies	€ 992	€ 901
Current work in progress	537	403
Current finished goods	1,464	1,469
Current inventories	€ 2,993	€ 2,773